Schedule of Future Minimum Rental Payments for Operating Leases (Details)	12 Months Ended
Mar. 31, 2017 USD ($)
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 1	$ 75,750
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 2	4,348
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 3	75,750
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 4	$ 4,348